Annual Operating Expenses - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2023
Fidelity Advisor Telecommunications Fund - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.35%
Total annual operating expenses	1.13%
Fidelity Advisor Telecommunications Fund - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual operating expenses	1.88%
Fidelity Advisor Telecommunications Fund - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.36%
Total annual operating expenses	1.39%
Fidelity Advisor Telecommunications Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.78%
Fidelity Advisor Telecommunications Fund - Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.67%